Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 05, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Revolving credit agreement maturity date	Jul. 01, 2019
Revolving credit agreement maximum borrowing capacity	$ 600,000,000
Commitment fee percentage on unused portion of the commitment	0.125%
Borrowings under revolving credit agreement	$ 21,800,000		$ 235,294,000
Swingline Subfacility
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	90,000,000
Multicurrency Borrowing Sublimit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	75,000,000
Letter of Credit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity	$ 10,000,000
Subsequent Event
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		$ 300,000,000
Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment	0.125%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment	0.35%
London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread	0.875%
London Interbank Offer Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.875%
London Interbank Offer Rate | Maximum
Debt Instrument [Line Items]
Basis spread	2.50%
Prime Rate
Debt Instrument [Line Items]
Basis spread	0.00%
Prime Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.00%
Prime Rate | Maximum
Debt Instrument [Line Items]
Basis spread	1.50%